Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]	Future scheduled principal payments under note agreements are as follows:
Year ended:
December 31, 2013	113,453
December 31, 2014	118,371
December 31, 2015	92,132
323,956